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US Legal Services

Michael A. Pignatella
Counsel
(860) 723-2239
Fax: (860) 723-2216
michael.pignatella@us.ing.com

September 5, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Filing Desk

Re:	ReliaStar Life Insurance Company of New York and its Separate Account NY-B
Pre-Effective Amendment No. 2 to the Initial Registration Statement on Form N-4
Prospectus Title: ING Rollover ChoiceSM -- NY Variable Annuity
File Nos.: 333-139695 and 811-07935

Ladies and Gentlemen

ReliaStar Life Insurance Company of New York, as Registrant, and Directed Services LLC, as
Underwriter, hereby request acceleration of the above-captioned Registration Statement on Form N-4 to
September 6, 2007, or as soon as reasonably possible thereafter, in accordance with Rule 461 of the
Securities Act of 1933.

In support of this request, we acknowledge that:

  should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
  the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing; and
  the Registrant may not assert this action as a defense in any proceeding initiated by the
  Commission or any person under the federal securities laws of the United States.

Should you have any questions, please call the undersigned at 860-723-2239 or Patricia A. Guerrera at
860-723-2805.

Sincerely,

/s/ Michael A. Pignatella

Michael A. Pignatella

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation